Summary Of Significant Accounting Policies (Summary Of Unobservable Inputs For Level 3 Fair Value Measurements) (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
Oil Costless Collars [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	Oil price volatility curve
Weighted Average	15.06%
Fair Value Assets (Liabilities)	$ (99,005)
Oil Costless Collars [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	0.00%
Oil Costless Collars [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	25.87%
Natural Gas Costless Collars [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	Natural gas price volatility curve
Weighted Average	22.50%
Fair Value Assets (Liabilities)	$ (217,653)
Natural Gas Costless Collars [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	0.00%
Natural Gas Costless Collars [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range	32.76%